Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
ACQUISITIONS AND EXTRAORDINARY ITEM

Note 17 – Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman

On March 15, 2012, Chief Executive Officer and Chairman of the Company, Jeffrey Kang, proposed to the Company’s Board of Directors that he would purchase a series of operating entities of the Group, including Comtech (China) Holding, Comtech Communication Technology (Shenzhen) Company Limited, Comtech Communication Technology (Hong Kong) Company Limited, Comtech Software Technology (Shenzhen) Company Limited, Comtech (HK) Holding, Comtech International (HK) Company Limited, Hong Kong JJT Limited, Alphalink Global Limited and Epcot Multimedia Technology (Shenzhen) Limited. Under the proposal, the total purchase price is to be based on the results of an appraisal by an independent appraisal firm. The Company’s Board of Directors has authorized the audit committee which is comprised of the independent directors to review the proposed transaction. The audit committee has not yet approved the proposed transaction and therefore it has not been completed.